SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are Funds from Operations (“FFO”) and adjusted earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.

FOR THE YEAR ENDED DECEMBER 31, 2018 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(2)
	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total
Revenues(3)	$1,055	$1,612	$668	$170	$—	$3,505	$(1,524)	$2,671	$4,652
Costs attributed to revenues	(322)	(930)	(340)	(77)	—	(1,669)	833	(1,372)	(2,208)
General and administrative costs	—	—	—	—	(223)	(223)	—	—	(223)
Adjusted EBITDA	733	682	328	93	(223)	1,613	(691)	1,299
Other (expense) income	(30)	2	22	(4)	72	62	11	(107)	(34)
Interest expense	(127)	(166)	(81)	(12)	(58)	(444)	134	(245)	(555)
FFO	576	518	269	77	(209)	1,231	(546)	947
Depreciation and amortization	(187)	(345)	(154)	(72)	—	(758)	370	(413)	(801)
Deferred taxes	(49)	47	(3)	7	10	12	(44)	(14)	(46)
Mark-to-market on hedging items and other	(82)	(208)	(73)	(6)	85	(284)	233	(124)	(175)
Gain on sale of associate. net of tax	—	—	—	—	209	209	—	—	209
Share of losses from associates	—	—	—	—	—	—	(13)	—	(13)
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(396)	(396)
Net income attributable to partnership(4)	$258	$12	$39	$6	$95	$410	$—	$—	$410

FOR THE YEAR ENDED DECEMBER 31, 2017 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(2)
	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total
Revenues(3)	$988	$1,589	$559	$165	$—	$3,301	$(1,624)	$1,858	$3,535
Costs attributed to revenues	(250)	(895)	(278)	(75)	—	(1,498)	861	(872)	(1,509)
General and administrative costs	—	—	—	—	(239)	(239)	—	—	(239)
Adjusted EBITDA	738	694	281	90	(239)	1,564	(763)	986
Other income (expense)	(14)	(4)	15	(2)	45	40	7	(108)	(61)
Interest expense	(114)	(158)	(87)	(12)	(63)	(434)	172	(166)	(428)
FFO	610	532	209	76	(257)	1,170	(584)	712
Depreciation and amortization	(186)	(312)	(151)	(77)	—	(726)	382	(327)	(671)
Deferred taxes	(52)	(1)	11	21	14	(7)	(22)	(38)	(67)
Mark-to-market on hedging items and other	(59)	(80)	(37)	(9)	(127)	(312)	106	102	(104)
Share of earnings from associates	—	—	—	—	—	—	118	—	118
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(449)	(449)
Net income (loss) attributable to partnership(4)	$313	$139	$32	$11	$(370)	$125	$—	$—	$125

FOR THE YEAR ENDED DECEMBER 31, 2016 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(2)
	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total
Revenues(3)	684	1,247	496	163	—	2,590	(1,311)	836	2,115
Costs attributed to revenues	(160)	(650)	(220)	(72)	—	(1,102)	651	(612)	(1,063)
General and administrative costs	—	—	—	—	(166)	(166)	—	—	(166)
Adjusted EBITDA	524	597	276	91	(166)	1,322	(660)	224
Other income (expense)	5	(17)	8	(2)	84	78	16	1	95
Interest expense	(130)	(157)	(109)	(12)	(48)	(456)	190	(126)	(392)
FFO	399	423	175	77	(130)	944	(454)	99
Depreciation and amortization	(154)	(253)	(128)	(74)	—	(609)	328	(166)	(447)
Deferred taxes	5	26	(38)	29	(17)	5	9	4	18
Mark-to-market on hedging items and other	(88)	10	81	(5)	149	147	(131)	104	120
Share of earnings from associates	—	—	—	—	—	—	248	—	248
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(41)	(41)
Net income attributable to partnership(4)	162	206	90	27	2	487	—	—	487

(1)	During the second quarter of 2018, our Communications Infrastructure segment was renamed to Data Infrastructure. There was no concurrent change in the operations which comprise the segment.

(2)
The above table provides each segment’s results in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

(3)
Revenues on a consolidated basis were $2,563 million (2017: $1,785 million, 2016: $825 million) from our utilities segment, $1,322 million (2017: $1,290 million, 2016: $892 million) from our transport segment and $767 million (2017: $460 million, 2016: $398 million) from our energy segment.

(4)	Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, general partner and limited partners.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$4,864	$6,424	$4,722	$1,446	$(929)	$16,527	$(2,350)	$17,545	$4,858	$36,580

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials on F-5(1)
AS AT DECEMBER 31, 2017 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$6,542	$6,990	$3,134	$1,049	$(1,083)	$16,632	$(3,134)	$11,668	$4,311	$29,477

(1)
The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2018	2017	2016
Brazil	$1,112	$938	$—
Australia	1,104	1,093	793
Colombia	693	161	150
United Kingdom	653	565	566
Canada	379	193	163
United States of America	293	183	154
Chile	168	153	127
Peru	92	103	97
India	60	57	39
Other	98	89	26
	$4,652	$3,535	$2,115
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer that makes up greater than 10% of our partnership’s consolidated revenues. For the year ended December 31, 2018, revenue generated from this customer within the utilities segment was $1,112 million (2017: $938 million).
Non-current assets

US$ MILLIONS	2018	2017
Canada	$6,867	$1,468
Brazil	6,829	8,184
Australia	5,304	5,770
United Kingdom	4,708	4,431
United States of America	4,569	2,818
Colombia	1,857	764
Peru	1,308	1,356
India	982	256
Europe	863	836
Chile	940	2,045
Other	77	37
	$34,304	$27,965